Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation [Line Items]
Share based compensation	$ 1,800,000
Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Ordinary shares issued (in Shares)	200,000